Note 8 - Statutory Accounting Practices	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Statutory Accounting Practices Disclosures [Text Block]
NOTE
8
- Statutory Accounting Practices

Investors Heritage Life's statutory-basis capital and surplus was
$25,958,039
and
$21,202,435
at
December
31,
2016
and
2015,
respectively. Statutory-basis net income was
$2,073,521
and
$1,267,672
for
2016
and
2015,
respectively.

Principal adjustments to statutory amounts to derive GAAP amounts include: a) costs of acquiring new policies are deferred and amortized; b) benefit reserves are calculated using different investment, mortality and withdrawal assumptions; c) changes in deferred taxes associated with timing differences are recorded in net income rather than directly to equity; d) value of business acquired and goodwill established for acquired companies differ from admitted statutory goodwill; e) accounting for certain investments in debt securities is at fair value with unrealized gains and losses reported as a separate component of equity; f) statutory asset valuation reserves and interest maintenance reserves are eliminated; g) convertible option components of certain fixed maturities are bifurcated and recorded at market value with changes in market value recorded in the income statement; and h) the unamortized ceding commission relative to reinsured in-force blocks of business is calculated based on GAAP principles rather than statutory amounts, is recorded as a liability rather than as surplus, and follows a different amortization pattern into income.